UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                        THE ADVISORS' INNER CIRCLE FUND

                               (LSV LOGO OMITTED)

                         Conservative Core Equity Fund

                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2008

                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                               BEFORE INVESTING.

                               (LSV LOGO OMITTED)

                  MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total net return of the LSV Conservative Core Equity Fund and the benchmark S&P 500 Index for the fiscal year and since inception (May 22, 2007) as of October 31, 2008 were as follows (* denotes annualized periods):

                                       12 Months        Since
                                    Ended 10/31/08   Inception*
                                    --------------   ----------
LSV CONSERVATIVE CORE EQUITY FUND       -37.56%        -28.64%
Benchmark:
S&P 500 Index                           -36.10%        -25.80%

The past 18 months have been particularly challenging for our value approach to investing. When we analyze stock returns based upon deciles of expected returns as estimated by our quantitative model, we observe that our model over the long-run (since 1969) shows a very large and positive return spread between the cheapest deciles and the most expensive deciles. In the past 18 months, however, that relationship has been reversed as stocks with higher price-to-earnings, price-to-cash flow, and price-to-book ratios have outperformed the cheaper companies we favor. The negative impact of our value tilt has been most evident within the Financials and Consumer Staples sectors. While sector exposures are constrained to +/- 4% relative to the benchmark weight, they did work against us in the trailing year, most notably, our underweight to the valuation rich Consumer Staples sector which was the best performing sector in the period (down 13%) and to a lesser extent, a slight overweight to the Financials sector (down 51%).

We have seen periods like this before in both our backtests as well as live experience managing portfolios and it is not surprising to us when we struggle in these environments. However, it has also been our observation that during the longer-tailed value recoveries, our excess returns are quite substantial. We have no way of calling inflection points or the exact duration of the cycles, so we remain committed to our value approach which has delivered strong long-term results. We see no reason the same pattern will not occur again when the cycle reverts back to the long-term trend.

While we realize this has been an unsettling period for investors with no shortage of daily news to distract all of us, LSV remains focused as always on long-term portfolio positioning and model research to best serve our clients in the years to come. Both the absolute and relative valuations of the portfolio are extremely compelling as shown below. While short-term predictions are difficult to make, we do believe the patient investor will be rewarded in the coming two to three years based on these attractive valuations.

                                    LSV Conservative
                                       Core Equity      S&P 500
Characteristic                            Fund           Index
--------------                      ----------------   --------
Price-to-Earnings Ratio                    9.1x          10.8x
Price-to-Book Ratio                        1.4x           1.9x
Price-to-Cash Flow Ratio                   5.6x           7.3x

We plan to continue with the same investment approach and are confident our disciplined cash flow and earnings-based model will continue to select stocks that are poised to outperform the benchmark over the next three to five years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
           LSV CONSERVATIVE CORE EQUITY FUND VERSUS THE S&P 500 INDEX

                              (PERFORMANCE GRAPH)

Total Return for the Periods Ended October 31, 2008(1)
------------------------------------------------------
          One Year        Annualized
           Return    Inception to Date(2)
          --------   --------------------
          (37.56)%          (28.64)%

                LSV Conservative
                Core Equity Fund   S&P 500 Index(3)
                ----------------   ----------------
5/22/07(2)           $10,000            $10,000
10/31/07               9,840             10,237
10/31/08               6,144              6,589

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect. If they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)  The LSV Conservative Core Equity Fund commenced operations on May 22, 2007.

(3) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "S&P 500" is one of the most widely used benchmarks of U.S. equity performance.

October 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Energy                       15.3%
Financials                   15.2%
Information Technology       14.8%
Industrials                  13.2%
Health Care                  13.0%
Consumer Discretionary        8.5%
Consumer Staples              8.4%
Telecommunication Services    4.5%
Utilities                     3.9%
Materials                     3.2%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                                     Shares    (000)
-------------------------------------------------------------   ------   -------
COMMON STOCK (100.3%)
AEROSPACE & DEFENSE (3.9%)
   Boeing                                                        5,300   $   277
   General Dynamics                                              3,800       229
   Northrop Grumman                                              2,300       108
   Textron                                                       6,300       112
   Tyco International                                            6,000       152
   United Technologies                                           4,500       247
                                                                         -------
                                                                           1,125
                                                                         -------
AGRICULTURAL OPERATIONS (0.3%)
   Archer-Daniels-Midland                                        4,700        97
                                                                         -------
AIR FREIGHT & LOGISTICS (0.6%)
   FedEx                                                         2,600       170
                                                                         -------
AIRCRAFT (1.5%)
   Honeywell International                                       6,400       195
   Lockheed Martin                                               2,900       246
                                                                         -------
                                                                             441
                                                                         -------
APPAREL RETAIL (0.9%)
   Gap                                                           7,800       101
   TJX                                                           5,800       155
                                                                         -------
                                                                             256
                                                                         -------
ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
   Ameriprise Financial                                          4,000        87
   Bank of New York Mellon                                       4,300       140
                                                                         -------
                                                                             227
                                                                         -------
AUTOMOTIVE (0.1%)
   TRW Automotive Holdings*                                      2,300        15
                                                                         -------

                                                                          Value
                                                                Shares    (000)
                                                                ------   -------
BANKS (5.6%)
   Bank of America                                              15,974   $   386
   BB&T                                                          5,500       197
   Fifth Third Bancorp                                           6,900        75
   JPMorgan Chase                                               10,100       417
   Keycorp                                                       3,600        44
   Regions Financial                                             9,900       110
   SunTrust Banks                                                2,800       112
   Wachovia                                                     12,900        83
   Wells Fargo                                                   5,200       177
                                                                         -------
                                                                           1,601
                                                                         -------
BIOTECHNOLOGY (1.4%)
   Amgen*                                                        6,500       389
                                                                         -------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.4%)
   CBS, Cl B                                                    12,700       123
                                                                         -------
BUILDING & CONSTRUCTION (0.3%)
   Lennox International                                          3,200        95
                                                                         -------
CHEMICALS (1.4%)
   Dow Chemical                                                  8,800       235
   Eastman Chemical                                              1,600        64
   PPG Industries                                                2,200       109
                                                                         -------
                                                                             408
                                                                         -------
COMMERCIAL PRINTING (0.4%)
   RR Donnelley & Sons                                           6,700       111
                                                                         -------
COMMERCIAL SERVICES (0.5%)
   Affiliated Computer Services, Cl A*                           2,000        82
   Convergys*                                                    8,600        66
                                                                         -------
                                                                             148
                                                                         -------
COMPUTER & ELECTRONICS RETAIL (0.4%)
   Best Buy                                                      4,500       121
                                                                         -------
COMPUTERS & SERVICES (8.8%)
   Apple*                                                        2,000       215
   Computer Sciences*                                            2,600        78
   Dell*                                                        16,400       199
   Google, Cl A*                                                   300       108
   Hewlett-Packard                                               5,500       211
   International Business Machines                               7,000       651
   Microsoft                                                    32,600       728
   Seagate Technology                                            6,100        41
   Sun Microsystems*                                            15,600        72
   Symantec*                                                     9,700       122
   Western Digital*                                              4,500        74
                                                                         -------
                                                                           2,499
                                                                         -------
CONSUMER DISCRETIONARY (2.7%)
   Kimberly-Clark                                                4,300       264
   Procter & Gamble                                              7,800       503
                                                                         -------
                                                                             767
                                                                         -------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2008

LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                                     Shares    (000)
-------------------------------------------------------------   ------   -------
CONSUMER PRODUCTS (1.0%)
   Brunswick                                                     2,700   $    10
   Hasbro                                                        2,400        70
   Mattel                                                        9,200       138
   Polaris Industries                                            1,700        57
                                                                         -------
                                                                             275
                                                                         -------
DISTRIBUTORS (0.4%)
   Genuine Parts                                                 3,200       126
                                                                         -------
DIVERSIFIED METALS & MINING (0.4%)
   Freeport-McMoRan Copper & Gold                                4,200       122
                                                                         -------
ELECTRICAL SERVICES (6.0%)
   Alliant Energy                                                2,300        68
   American Electric Power                                       5,100       166
   DTE Energy                                                    3,100       109
   Duke Energy                                                  13,500       221
   Edison International                                          4,400       157
   General Electric                                             30,100       587
   PG&E                                                          5,600       205
   SCANA                                                         2,300        76
   Xcel Energy                                                   6,700       117
                                                                         -------
                                                                           1,706
                                                                         -------
FINANCIAL SERVICES (3.5%)
   Capital One Financial                                         4,600       180
   CIT Group                                                     7,600        31
   Citigroup                                                    26,400       360
   Discover Financial Services                                   1,450        18
   Goldman Sachs Group                                           2,600       241
   Morgan Stanley                                               10,500       183
                                                                         -------
                                                                           1,013
                                                                         -------
FOOD, BEVERAGE & TOBACCO (3.0%)
   Coca-Cola                                                     2,700       119
   Coca-Cola Enterprises                                         6,200        62
   ConAgra Foods                                                 8,500       148
   Pepsi Bottling Group                                          3,000        70
   PepsiCo                                                       2,100       120
   Philip Morris International                                   3,200       139
   Sara Lee                                                     13,700       153
   Supervalu                                                     3,800        54
                                                                         -------
                                                                             865
                                                                         -------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.5%)
   Leggett & Platt                                               3,800        66
   Whirlpool                                                     1,400        65
                                                                         -------
                                                                             131
                                                                         -------
INSURANCE (6.3%)
   ACE                                                           1,500        86
   Allstate                                                      4,900       129
   American International Group                                 15,200        29
   Chubb                                                         4,700       244
   Cigna                                                         4,000        65
   Genworth Financial, Cl A                                      3,400        16

                                                                          Value
                                                                Shares    (000)
                                                                ------   -------
   Hartford Financial Services Group                             1,500   $    16
   Lincoln National                                              2,800        48
   Loews                                                         2,500        83
   MetLife                                                       3,900       130
   Prudential Financial                                          2,100        63
   Travelers                                                     6,600       281
   UnitedHealth Group                                           10,600       252
   Unum Group                                                    7,500       118
   WellPoint*                                                    5,300       206
   XL Capital, Cl A                                              2,300        22
                                                                         -------
                                                                           1,788
                                                                         -------
MACHINERY (3.8%)
   Black & Decker                                                1,600        81
   Caterpillar                                                   5,400       206
   Cummins                                                       3,200        83
   Dover                                                         3,700       118
   Eaton                                                         2,600       116
   Illinois Tool Works                                           4,700       157
   Ingersoll-Rand, Cl A                                          4,000        74
   Johnson Controls                                              7,300       129
   Parker Hannifin                                               2,900       112
                                                                         -------
                                                                           1,076
                                                                         -------
MOTORCYCLE MANUFACTURERS (0.4%)
   Harley-Davidson                                               4,200       103
                                                                         -------
MULTIMEDIA (1.5%)
   Time Warner                                                  26,300       266
   Walt Disney                                                   6,300       163
                                                                         -------
                                                                             429
                                                                         -------
OFFICE ELECTRONICS (0.4%)
   Xerox                                                        13,900       111
                                                                         -------
OFFICE EQUIPMENT (1.4%)
   3M                                                            5,100       328
   Steelcase, Cl A                                               7,500        70
                                                                         -------
                                                                             398
                                                                         -------
OIL & GAS EQUIPMENT & SERVICES (0.7%)
   Schlumberger                                                  2,200       114
   Tidewater                                                     2,000        87
                                                                         -------
                                                                             201
                                                                         -------
PAPER & PAPER PRODUCTS (0.4%)
   International Paper                                           6,500       112
                                                                         -------
PAPER PACKAGING (0.2%)
   Sonoco Products                                               2,100        53
                                                                         -------
PETROLEUM & FUEL PRODUCTS (13.8%)
   Anadarko Petroleum                                            5,000       177
   Apache                                                        3,200       263
   Chevron                                                      10,100       753
   Cimarex Energy                                                1,800        73
   ConocoPhillips                                                8,500       442
   Exxon Mobil                                                  20,400     1,512

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2008

LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                                     Shares    (000)
-------------------------------------------------------------   ------   -------
   Marathon Oil                                                  6,000   $   175
   Occidental Petroleum                                          4,900       272
   Patterson-UTI Energy                                          3,200        42
   Sunoco                                                        2,100        64
   Tesoro                                                        1,500        15
   Valero Energy                                                 7,200       148
                                                                         -------
                                                                           3,936
                                                                         -------
PETROLEUM REFINING (0.9%)
   Devon Energy                                                  3,200       259
                                                                         -------
PHARMACEUTICALS (9.8%)
   Bristol-Myers Squibb                                         16,300       335
   Eli Lilly                                                     9,400       318
   Forest Laboratories*                                          3,700        86
   Johnson & Johnson                                             9,700       595
   King Pharmaceuticals*                                         8,300        73
   Merck                                                        12,400       384
   Pfizer                                                       37,700       667
   Watson Pharmaceuticals*                                       2,900        76
   Wyeth                                                         8,300       267
                                                                         -------
                                                                           2,801
                                                                         -------
PRINTING & PUBLISHING (0.3%)
   Gannett                                                       1,800        20
   Lexmark International, Cl A*                                  3,000        77
                                                                         -------
                                                                              97
                                                                         -------
REINSURANCE (0.2%)
   Everest Re Group                                                900        67
                                                                         -------
RETAIL (4.2%)
   Brinker International                                         2,900        27
   Darden Restaurants                                            2,700        60
   Home Depot                                                   12,800       302
   JC Penney                                                     1,600        38
   Kroger                                                        8,000       220
   Macy's                                                        7,700        95
   Safeway                                                       7,100       151
   Wal-Mart Stores                                               5,400       301
                                                                         -------
                                                                           1,194
                                                                         -------
RETAIL REITS (0.2%)
   National Retail Properties                                    3,900        70
                                                                         -------
SECURITIES BROKERAGE/DEALERS (0.3%)
   Merrill Lynch                                                 4,300        80
                                                                         -------
SEMI-CONDUCTORS/INSTRUMENTS (3.9%)
   Amkor Technology*                                             7,800        32
   Cymer*                                                        3,900        95
   Integrated Device Technology*                                13,800        88
   Intel                                                        31,700       507
   Molex                                                         5,100        73
   Texas Instruments                                            14,600       286
   Vishay Intertechnology*                                       6,900        30
                                                                         -------
                                                                           1,111
                                                                         -------

                                                                          Value
                                                                Shares    (000)
                                                                ------   -------
SPECIALIZED REITS (0.1%)
   Hospitality Properties Trust                                  2,100   $    21
                                                                         -------
SPECIALTY CHEMICALS (0.4%)
   Sherwin-Williams                                              1,900       108
                                                                         -------
STEEL & STEEL WORKS (0.8%)
   Alcoa                                                         4,300        50
   Nucor                                                         4,500       182
                                                                         -------
                                                                             232
                                                                         -------
TECHNOLOGY DISTRIBUTORS (0.2%)
   Avnet*                                                        3,900        65
                                                                         -------
TELEPHONES & TELECOMMUNICATIONS (5.3%)
   AT&T                                                         27,400       734
   Cisco Systems*                                               12,900       229
   Embarq                                                        3,000        90
   Verizon Communications                                       15,400       457
                                                                         -------
                                                                           1,510
                                                                         -------
TOTAL COMMON STOCK
   (Cost $45,575)                                                         28,653
                                                                         -------
Total Investments (100.3%)
   (Cost $45,575)                                                        $28,653
                                                                         =======

PERCENTAGES ARE BASED ON NET ASSETS OF $28,568 (000).

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

REIT REAL ESTATE INVESTMENT TRUST

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
October 31, 2008

                                                                LSV CONSERVATIVE
                                                                CORE EQUITY FUND
                                                                ----------------
Assets:
   Investments at Value (Cost $45,575) .......................     $   28,653
   Dividend and Interest Receivable ..........................             62
   Receivable from Investment Adviser ........................              3
   Prepaid Expenses ..........................................              9
                                                                   ----------
      Total Assets ...........................................         28,727
                                                                   ----------
Liabilities:
   Payable to Custodian ......................................            148
   Payable due to Administrator ..............................              2
   Other Accrued Expenses ....................................              9
                                                                   ----------
      Total Liabilities ......................................            159
                                                                   ----------
   Net Assets ................................................     $   28,568
                                                                   ==========
Net Assets Consist of:
   Paid-in Capital ...........................................     $   46,206
   Undistributed Net Investment Income .......................            749
   Accumulated Net Realized Loss on Investments ..............         (1,465)
   Net Unrealized Depreciation on Investments ................        (16,922)
                                                                   ----------
   Net Assets ................................................     $   28,568
                                                                   ==========
Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value) .........................      4,689,004(1)
                                                                   ----------
Net Asset Value, Offering and Redemption Price Per Share .....     $     6.09
                                                                   ==========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the year ended October 31, 2008

                                                                LSV CONSERVATIVE
                                                                CORE EQUITY FUND
                                                                ----------------
Investment Income:
   Dividends Income ..........................................      $  1,051
   Interest ..................................................            16
                                                                    --------
      Total Investment Income ................................         1,067
                                                                    --------
Expenses:
   Investment Advisory Fees ..................................           152
   Administration Fees .......................................            22
   Offering Costs ............................................            20
   Transfer Agent Fees .......................................            28
   Registration and Filing Fees ..............................            15
   Printing Fees .............................................            13
   Custodian Fees ............................................             3
   Professional Fees .........................................             2
   Insurance and Other Fees ..................................             3
                                                                    --------
   Total Expenses ............................................           258
Less: Waiver of Investment Advisory Fees .....................          (117)
                                                                    --------
   Net Expenses ..............................................           141
                                                                    --------
      Net Investment Income ..................................           926
                                                                    --------
   Net Realized Loss on Investments ..........................        (1,456)
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments ............................................       (16,118)
                                                                    --------
      Net Realized and Unrealized Loss on Investments ........       (17,574)
                                                                    --------
   Net Decrease in Net Assets Resulting From Operations ......      $(16,648)
                                                                    ========

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the year or period ended October 31,

                                                                                LSV CONSERVATIVE
                                                                                CORE EQUITY FUND
                                                                               ------------------
                                                                                 2008     2007(1)
                                                                               --------   -------
Operations:
   Net Investment Income ...................................................   $    926   $   209
   Net Realized Gain (Loss) on Investments .................................     (1,456)        3
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....    (16,118)     (804)
                                                                               --------   -------
      Net Decrease in Net Assets Resulting From Operations .................    (16,648)     (592)
                                                                               --------   -------
Dividends and Distributions:
   Net Investment Income ...................................................       (390)       --
   Net Realized Gain .......................................................         (8)       --
                                                                               --------   -------
      Total Dividends and Distributions ....................................       (398)       --
                                                                               --------   -------
Capital Share Transactions:
   Issued ..................................................................     17,844    30,283
   In Lieu of Dividends and Distributions ..................................        324        --
   Redeemed ................................................................     (2,245)       --
                                                                               --------   -------
      Net Increase in Net Assets Derived From Capital Share Transactions ...     15,923    30,283
                                                                               --------   -------
         Total Increase (Decrease) in Net Assets ...........................     (1,123)   29,691
                                                                               --------   -------
Net Assets:
      Beginning of Year/Period .............................................     29,691        --
                                                                               --------   -------
      End of Year/Period (including undistributed net investment income of
         $749 and $211, respectively) ......................................   $ 28,568   $29,691
                                                                               ========   =======
Shares Transactions:
   Issued ..................................................................      1,939     3,018
   In Lieu of Dividends and Distributions ..................................         35        --
   Redeemed ................................................................       (303)       --
                                                                               --------   -------
   Net Increase in Shares Outstanding from Share Transactions ..............      1,671     3,018
                                                                               ========   =======

(1)  Commenced operations on May 22, 2007.

Amounts designated as "--" are $0 or zero shares.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Years Ended October 31,


           Net                    Realized and                  Dividends                                     Net
          Asset                    Unrealized                     from      Distributions       Total        Asset
          Value         Net      Gains (Losses)      Total         Net           from         Dividends      Value
        Beginning   Investment         on            from      Investment      Realized          and        End of    Total
        of Period    Income(1)     Investments    Operations     Income         Gains       Distributions   Period   Return+
        ---------   ----------   --------------   ----------   ----------   -------------   -------------   ------   -------
LSV CONSERVATIVE CORE EQUITY FUND
2008      $ 9.84       $0.20         $(3.87)        $(3.67)      $(0.08)         $--           $(0.08)       $6.09   (37.56)%
2007*      10.00        0.08          (0.24)         (0.16)          --           --               --         9.84    (1.60)

                                     Ratio        Ratio
           Net                    of Expenses     of Net
          Assets       Ratio       to Average   Investment
           End      of Expenses    Net Assets     Income     Portfolio
        of Period    to Average    (Excluding   to Average    Turnover
          (000)      Net Assets     Waivers)    Net Assets      Rate
        ---------   -----------   -----------   ----------   ---------
LSV CONSERVATIVE CORE EQUITY FUND
2008     $28,568       0.35%          0.64%        2.31%        35%
2007*     29,691       0.35           0.73         1.92          5

* Commencement of operations for the LSV Conservative Core Equity Fund was May 22, 2007. All ratios for the period have been annualized.

+ Return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee.

(1)  Per share calculations were performed using average shares for the period.

Amounts designated as "--" are $0 or round to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2008

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 funds. The financial statements herein are those of the LSV Conservative Core Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2008, there were no fair valued securities.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 4 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

NOTES TO FINANCIAL STATEMENTS

October 31, 2008

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

     OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses and registration fees, were amortized to expense over twelve months. As of October 31, 2008, all of the offering costs have been fully amortized.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4.   ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds (the "Funds") and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and .035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.   INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.38% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.35% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2008, were as follows
(000):

PURCHASES
   U.S. Government ....   $    --
   Other ..............    30,489
SALES
   U.S. Government ....   $    --
   Other ..............    13,651

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

NOTES TO FINANCIAL STATEMENTS

October 31, 2008

Accordingly, the following permanent differences, primarily attributable to distribution reclasses and REIT adjustments, have been reclassified to (from) the following accounts (000):

   INCREASE
 UNDISTRIBUTED      DECREASE
NET INVESTMENT    ACCUMULATED
    INCOME       REALIZED GAIN
--------------   -------------
      $2              $(2)

The tax character of dividends and distributions declared during the years ended October 31, 2008 and 2007 was as follows (000):

       ORDINARY
        INCOME
       --------
2008     $398
2007       --

As of October 31, 2008, the components of distributable earnings (accumulated losses) on tax basis were as follows (000):

Undistributed Ordinary Income   $    746
Capital Loss Carryforwards        (1,463)
Unrealized Depreciation          (16,921)
                                --------
Accumulated Losses              $(17,638)
                                --------

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum of eight years and applied against future capital gains as follows (000):

           TOTAL CAPITAL LOSS
 EXPIRES      CARRYFORWARDS
10/31/16          2008
--------   ------------------
 $1,463          $1,463

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2008, were as follows (000):

            AGGREGATED     AGGREGATED
               GROSS          GROSS           NET
 FEDERAL    UNREALIZED     UNREALIZED     UNREALIZED
TAX COST   APPRECIATION   DEPRECIATION   DEPRECIATION
--------   ------------   ------------   ------------
 $45,574       $330         $(17,251)      $(16,921)

8. OTHER:

At October 31, 2008, 89% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENT:

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
LSV Conservative Core Equity Fund of
The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the LSV Conservative Core Equity Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and the period May 22, 2007 (commencement of operations) through October 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Conservative Core Equity Fund of The Advisors' Inner Circle Fund at October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and the period May 22, 2007 (commencement of operations) through October 31, 2007, in conformity with U.S. generally accepted accounting principles.


                                                 (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
December 19, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                    Beginning     Ending                 Expenses
                                     Account     Account    Annualized     Paid
                                      Value       Value       Expense     During
                                      5/1/08     10/31/08     Ratios      Period*
                                    ---------   ---------   ----------   --------
LSV CONSERVATIVE CORE EQUITY FUND
ACTUAL FUND RETURN
Institutional Shares                $1,000.00   $  696.00      0.35%       $1.49

HYPOTHETICAL 5% RETURN
Institutional Shares                $1,000.00   $1,023.38      0.35%       $1.78

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Portfolio as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-FUND-LSV. The following chart lists Trustees and Officers as of October 31, 2008.

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                                   IN THE ADVISORS'
                                          TERM OF                                    INNER CIRCLE
       NAME,           POSITION(S)      OFFICE AND                                       FUND
      ADDRESS,          HELD WITH        LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY          OTHER DIRECTORSHIPS
       AGE(1)           THE TRUST     TIME SERVED(2)      DURING PAST 5 YEARS        BOARD MEMBER        HELD BY BOARD MEMBER(3)
-------------------   -------------   --------------   -------------------------   ----------------   ----------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER       Chairman of    (Since 1991)     Currently performs                 34          Trustee of The Advisors'
62 yrs. old            the Board of                    various services on                            Inner Circle Fund II,
                         Trustees                      behalf of SEI Investments                      Bishop Street Funds, SEI
                                                       for which Mr. Nesher is                        Asset Allocation Trust, SEI
                                                       compensated.                                   Daily Income Trust, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed
                                                                                                      Trust, SEI Liquid Asset
                                                                                                      Trust, SEI Tax Exempt
                                                                                                      Trust, and SEI Alpha
                                                                                                      Strategy Portfolios, L.P.,
                                                                                                      Director of SEI Global
                                                                                                      Master Fund, plc, SEI
                                                                                                      Global Assets Fund, plc,
                                                                                                      SEI Global Investments
                                                                                                      Fund, plc, SEI Investments
                                                                                                      Global, Limited, SEI
                                                                                                      Investments -- Global Fund
                                                                                                      Services, Limited, SEI
                                                                                                      Investments (Europe),
                                                                                                      Limited, SEI Investments --
                                                                                                      Unit Trust Management (UK),
                                                                                                      Limited, SEI Global Nominee
                                                                                                      Ltd., SEI Opportunity Fund,
                                                                                                      L.P., SEI Structured Credit
                                                                                                      Fund, L.P., and SEI
                                                                                                      Multi-Strategy Funds plc.

WILLIAM M. DORAN         Trustee      (Since 1992)     Self-employed consultant           34          Trustee of The Advisors'
1701 Market Street                                     since 2003. Partner,                           Inner Circle Fund II,
Philadelphia, PA                                       Morgan, Lewis & Bockius                        Bishop Street Funds, SEI
19103                                                  LLP (law firm) from 1976                       Asset Allocation Trust, SEI
68 yrs. old                                            to 2003, counsel to the                        Daily Income Trust, SEI
                                                       Trust, SEI, SIMC, the                          Institutional International
                                                       Administrator and                              Trust, SEI Institutional
                                                       the Distributor.                               Investments Trust, SEI
                                                       Secretary of SEI since                         Institutional Managed
                                                       1978.                                          Trust, SEI Liquid Asset
                                                                                                      Trust, SEI Tax Exempt
                                                                                                      Trust, and SEI Alpha
                                                                                                      Strategy Portfolios, L.P.,
                                                                                                      Director of SEI since 1974.
                                                                                                      Director of the Distributor
                                                                                                      since 2003. Director of SEI
                                                                                                      Investments -- Global Fund
                                                                                                      Services, Limited, SEI
                                                                                                      Investments Global,
                                                                                                      Limited, SEI Investments
                                                                                                      (Europe), Limited, SEI
                                                                                                      Investments (Asia), Limited
                                                                                                      and SEI Asset Korea Co.,
                                                                                                      Ltd.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                                   IN THE ADVISORS'
                                          TERM OF                                    INNER CIRCLE
       NAME,           POSITION(S)      OFFICE AND                                       FUND
      ADDRESS,          HELD WITH        LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY          OTHER DIRECTORSHIPS
       AGE(1)           THE TRUST     TIME SERVED(2)      DURING PAST 5 YEARS        BOARD MEMBER        HELD BY BOARD MEMBER(3)
-------------------   -------------   --------------   -------------------------   ----------------   ----------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY          Trustee      (Since 1994)     Attorney, sole                     34          Trustee of The Advisors'
77 yrs. old                                            practitioner since 1994.                       Inner Circle Fund II,
                                                       Partner, Dechert Price &                       Bishop Street Funds,
                                                       Rhoads, September                              Massachusetts Health
                                                       1987-December 1993.                            Education Tax-Exempt Trust,
                                                                                                      and U.S. Charitable Gift
                                                                                                      Trust, SEI Asset Allocation
                                                                                                      Trust, SEI Daily Income
                                                                                                      Trust, SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust, and SEI Alpha
                                                                                                      Strategy Portfolios, L.P.

GEORGE J.                Trustee      (Since 1999)     Self-Employed Consultant,          34          Trustee of The Advisors'
SULLIVAN, JR.                                          Newfound Consultants Inc.                      Inner Circle Fund II,
65 yrs. old                                            since April 1997.                              Bishop Street Funds, State
                                                                                                      Street Navigator Securities
                                                                                                      Lending Trust, SEI Asset
                                                                                                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed
                                                                                                      Trust, SEI Liquid Asset
                                                                                                      Trust, SEI Tax Exempt
                                                                                                      Trust, and SEI Alpha
                                                                                                      Strategy Portfolios, L.P.,
                                                                                                      Director of SEI Opportunity
                                                                                                      Fund, L.P., and SEI
                                                                                                      Structured Credit Fund, L.P.

BETTY L. KRIKORIAN       Trustee      (Since 2005)     Vice President                     34          Trustee of The Advisors'
65 yrs. old                                            Compliance, AARP                               Inner Circle Fund II and
                                                       Financial Inc. since                           Bishop Street Funds.
                                                       September 2008.
                                                       Self-Employed Legal and
                                                       Financial Services
                                                       Consultant since 2003.
                                                       In-house Counsel, State
                                                       Street Bank Global
                                                       Securities and Cash
                                                       Operations from 1995 to
                                                       2003.

CHARLES E. CARLBOM       Trustee      (Since 2005)     Self-Employed Business             34          Director, Crown Pacific,
74 yrs. old                                            Consultant, Business                           Inc. and Trustee of The
                                                       Project Inc. since 1997.                       Advisors' Inner Circle Fund
                                                       CEO and President, United                      II and Bishop Street Funds.
                                                       Grocers Inc. from 1997 to
                                                       2000.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                                   IN THE ADVISORS'
                                                                                     INNER CIRCLE
                                          TERM OF                                        FUND
       NAME,           POSITION(S)      OFFICE AND                                    OVERSEEN BY
      ADDRESS,          HELD WITH        LENGTH OF      PRINCIPAL OCCUPATION(S)     BOARD MEMBER/       OTHER DIRECTORSHIPS HELD
       AGE(1)           THE TRUST     TIME SERVED(2)      DURING PAST 5 YEARS           OFFICER        BY BOARD MEMBER/OFFICER(3)
-------------------   -------------   --------------   -------------------------   ----------------   ----------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A. JOHNSON      Trustee      (Since 2005)     Private Investor since             34          Trustee of The Advisors'
66 yrs. old                                            1994.                                          Inner Circle Fund II,
                                                                                                      Bishop Street Funds, SEI
                                                                                                      Asset Allocation Trust, SEI
                                                                                                      Daily Income Trust, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed
                                                                                                      Trust, SEI Liquid Asset
                                                                                                      Trust, SEI Tax Exempt
                                                                                                      Trust, and SEI Alpha
                                                                                                      Strategy Portfolios, L.P.

JOHN K. DARR             Trustee      (Since 2008)     CEO, Office of Finance,            34          Director of Federal Home
64 yrs. old                                            FHL Banks from 1992 to                         Loan Bank of Pittsburgh and
                                                       2007.                                          Manna, Inc. and Trustee of
                                                                                                      The Advisors' Inner Circle
                                                                                                      Fund II and Bishop Street
                                                                                                      Funds.

OFFICERS

PHILIP T. MASTERSON     President     (Since 2008)     Managing Director of SEI           N/A                      N/A
44 yrs. old                                            Investments since 2006.
                                                       Vice President and
                                                       Assistant Secretary of
                                                       the Administrator from
                                                       2004 to 2006. General
                                                       Counsel of Citco Mutual
                                                       Fund Services from 2003
                                                       to 2004. Vice President
                                                       and Associate Counsel for
                                                       the Oppenheimer Funds
                                                       from 2001 to 2003.

MICHAEL LAWSON          Treasurer,    (Since 2005)     Director, SEI Investments,         N/A                      N/A
48 yrs. old             Controller                     Fund Accounting since
                        and Chief                      July 2005. Manager, SEI
                        Financial                      Investments, Fund
                         Officer                       Accounting from April
                                                       1995 to February 1998 and
                                                       November 1998 to July
                                                       2005.

RUSSELL EMERY             Chief       (Since 2006)     Director of Investment             N/A                      N/A
45 yrs. old             Compliance                     Product Management and
                         Officer                       Development at SEI
                                                       Investments since
                                                       February 2003. Senior
                                                       Investment Analyst,
                                                       Equity team at SEI
                                                       Investments from March
                                                       2000 to February 2003.

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                                   IN THE ADVISORS'
                                          TERM OF                                    INNER CIRCLE
       NAME,           POSITION(S)      OFFICE AND                                       FUND
      ADDRESS,          HELD WITH        LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY          OTHER DIRECTORSHIPS
       AGE(1)           THE TRUST       TIME SERVED       DURING PAST 5 YEARS           OFFICER           HELD BY BOARD OFFICER
-------------------   -------------   --------------   -------------------------   ----------------   ----------------------------
OFFICERS (CONTINUED)

JOSEPH M. GALLO            Vice       (Since 2007)     Corporate Counsel of SEI           N/A                      N/A
35 yrs. old             President                      since 2007; Associate
                      and Secretary                    Counsel, ICMA Retirement
                                                       Corporation 2004-2007;
                                                       Federal Investigator,
                                                       U.S. Department of Labor
                                                       2002-2004; U.S.
                                                       Securities and Exchange
                                                       Commission-Division of
                                                       Investment Management,
                                                       2003.

CAROLYN F. MEAD            Vice       (Since 2007)     Corporate Counsel of SEI           N/A                      N/A
51 yrs. old             President                      since 2007; Associate,
                           and                         Stradley, Ronon, Stevens
                        Assistant                      & Young 2004-2007;
                        Secretary                      Counsel, ING Variable
                                                       Annuities, 1999-2002.

JAMES NDIAYE               Vice       (Since 2004)     Employed by SEI                    N/A                      N/A
40 yrs. old             President                      Investments Company since
                           and                         2004. Vice President,
                        Assistant                      Deutsche Asset Management
                        Secretary                      from 2003-2004.
                                                       Associate, Morgan, Lewis
                                                       & Bockius LLP from
                                                       2000-2003. Counsel,
                                                       Assistant Vice President,
                                                       ING Variable Annuities
                                                       Group from 1999-2000.

TIMOTHY D. BARTO           Vice       (Since 2000)     General Counsel, Vice              N/A                      N/A
40 yrs. old             President                      President and Secretary
                           and                         of SEI Investments Global
                        Assistant                      Funds Services since
                        Secretary                      1999; Associate, Dechert
                                                       (law firm) from
                                                       1997-1999; Associate,
                                                       Richter, Miller & Finn
                                                       (law firm) from 1994-1997.

ANDREW S. DECKER       AML Officer    (Since 2008)     Compliance Officer and             N/A                      N/A
45 yrs. old                                            Product Manager, SEI,
                                                       2005-2008. Vice
                                                       President, Old Mutual
                                                       Capital, 2000-2005.
                                                       Operations Director,
                                                       Prudential Investments,
                                                       1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                        LSV CONSERVATIVE CORE EQUITY FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, the Fund is designating the following items with regard to distributions paid during the year.

                                                  DIVIDENDS
                                               QUALIFYING FOR
                                                  CORPORATE
  LONG TERM       ORDINARY                        DIVIDENDS     QUALIFYING      INTEREST       SHORT-TERM
CAPITAL GAIN       INCOME          TOTAL         RECEIVABLE      DIVIDEND       RELATED       CAPITAL GAIN
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)   INCOME (2)   DIVIDENDS (3)   DIVIDENDS (4)
------------   -------------   -------------   --------------   ----------   -------------   -------------
     0%             100%            100%             100%          100%            5%             100%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

(4) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

     The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

                                     NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
LSV Conservative Core Equity Fund

ADVISER:
LSV Asset Management

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-AR-006-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.